U.S. Wealth Management

601 Congress Street

Boston, MA  02210

(617) 663-4324

Fax: (617) 663-2196

E-Mail:  nkolokithas@jhancock.com

Name:  Nicholas J. Kolokithas

Title:    Assistant Vice President and Senior Counsel

July 31, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Bond Trust (the “Trust”), on behalf of: John Hancock Global Conservative Absolute Return Fund File Nos. 002-66906; 811-03006

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(b) thereunder; and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 82 to its Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 76 under the 1933 Act and Amendment No. 80 under the 1940 Act, which were filed with the Securities and Exchange Commission via EDGAR on July 12, 2013.

The undersigned represents that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments, please call me at (617) 663-4324.

Sincerely,

Nicholas J. Kolokithas, Esq.

Nicholas J. Kolokithas, Esq.

Assistant Secretary of the Trust